Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.46%
Advertising–0.41%
Trade Desk, Inc. (The), Class A(b)	55,458	$3,313,616
Aerospace & Defense–1.54%
Northrop Grumman Corp.	26,357	12,396,224
Application Software–12.70%
Bill.com Holdings, Inc.(b)	53,597	7,094,635
Cadence Design Systems, Inc.(b)	80,436	13,145,656
HubSpot, Inc.(b)	11,904	3,215,508
Manhattan Associates, Inc.(b)	94,057	12,512,403
Paylocity Holding Corp.(b)	90,197	21,789,791
Roper Technologies, Inc.	32,366	11,640,108
Synopsys, Inc.(b)	59,598	18,207,785
Tyler Technologies, Inc.(b)	41,465	14,409,088
		102,014,974
Asset Management & Custody Banks–0.45%
Ameriprise Financial, Inc.	14,479	3,647,984
Automotive Retail–1.48%
O’Reilly Automotive, Inc.(b)	16,860	11,858,481
Biotechnology–1.70%
Alnylam Pharmaceuticals, Inc.(b)	37,363	7,478,578
Natera, Inc.(b)(c)	62,200	2,725,604
Neurocrine Biosciences, Inc.(b)	32,361	3,437,062
		13,641,244
Building Products–2.01%
Advanced Drainage Systems, Inc.	48,502	6,032,194
Carlisle Cos., Inc.	36,074	10,115,510
		16,147,704
Commodity Chemicals–0.25%
Olin Corp.	46,406	1,989,889
Communications Equipment–2.21%
Motorola Solutions, Inc.	79,382	17,779,187
Construction & Engineering–2.13%
Quanta Services, Inc.(c)	73,007	9,300,362
WillScot Mobile Mini Holdings Corp.(b)	193,366	7,798,451
		17,098,813
Construction Materials–0.63%
Vulcan Materials Co.	32,263	5,088,198
Data Processing & Outsourced Services–1.52%
ExlService Holdings, Inc.(b)	28,273	4,166,309
Paychex, Inc.	71,729	8,048,711
		12,215,020
Distributors–1.00%
Genuine Parts Co.	53,569	7,998,923
Electrical Components & Equipment–1.84%
AMETEK, Inc.	76,738	8,702,857
Shares		Value
Electrical Components & Equipment–(continued)
Hubbell, Inc.	27,159	$6,056,457
		14,759,314
Environmental & Facilities Services–4.41%
Republic Services, Inc.	107,587	14,636,135
Waste Connections, Inc.	153,592	20,754,887
		35,391,022
Fertilizers & Agricultural Chemicals–0.56%
FMC Corp.	42,802	4,524,171
Financial Exchanges & Data–2.70%
FactSet Research Systems, Inc.	19,068	7,629,298
MSCI, Inc.	23,432	9,883,383
Nasdaq, Inc.	73,297	4,154,474
		21,667,155
Food Distributors–0.94%
Sysco Corp.	106,684	7,543,626
General Merchandise Stores–1.01%
Dollar General Corp.	33,879	8,126,217
Health Care Distributors–2.35%
AmerisourceBergen Corp.	107,230	14,511,436
Henry Schein, Inc.(b)	66,680	4,385,543
		18,896,979
Health Care Equipment–2.08%
IDEXX Laboratories, Inc.(b)	11,697	3,810,883
Insulet Corp.(b)	40,325	9,250,555
Shockwave Medical, Inc.(b)	13,078	3,636,599
		16,698,037
Health Care Facilities–0.94%
Tenet Healthcare Corp.(b)	145,786	7,519,642
Health Care Supplies–0.41%
Align Technology, Inc.(b)	16,065	3,327,222
Health Care Technology–0.24%
Doximity, Inc., Class A(b)(c)	64,231	1,941,061
Hotels, Resorts & Cruise Lines–1.56%
Hilton Worldwide Holdings, Inc.	103,942	12,537,484
Hypermarkets & Super Centers–1.04%
BJ’s Wholesale Club Holdings, Inc.(b)	115,060	8,377,519
Industrial Machinery–0.42%
Chart Industries, Inc.(b)(c)	18,128	3,341,897
Insurance Brokers–2.14%
Arthur J. Gallagher & Co.	100,244	17,163,778
Interactive Media & Services–0.26%
Pinterest, Inc., Class A(b)	89,904	2,094,763
Internet Services & Infrastructure–0.60%
MongoDB, Inc.(b)(c)	24,374	4,839,701

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Shares		Value
Investment Banking & Brokerage–2.05%
LPL Financial Holdings, Inc.	75,417	$16,477,106
IT Consulting & Other Services–4.29%
Amdocs Ltd.	128,172	10,183,266
Gartner, Inc.(b)	59,728	16,526,140
Globant S.A.(b)(c)	41,625	7,787,205
		34,496,611
Life Sciences Tools & Services–3.82%
Mettler-Toledo International, Inc.(b)	8,667	9,396,068
Repligen Corp.(b)	85,843	16,062,084
West Pharmaceutical Services, Inc.	21,202	5,217,388
		30,675,540
Managed Health Care–3.34%
Humana, Inc.	21,626	10,492,719
Molina Healthcare, Inc.(b)	49,505	16,328,729
		26,821,448
Movies & Entertainment–1.43%
Liberty Media Corp.-Liberty Formula One, Class C(b)	72,502	4,241,367
Live Nation Entertainment, Inc.(b)	94,830	7,210,873
		11,452,240
Office REITs–0.79%
Alexandria Real Estate Equities, Inc.	45,233	6,341,214
Oil & Gas Exploration & Production–1.08%
Antero Resources Corp.(b)	108,193	3,303,132
Pioneer Natural Resources Co.	24,961	5,404,806
		8,707,938
Oil & Gas Storage & Transportation–3.25%
Cheniere Energy, Inc.	133,668	22,176,858
Targa Resources Corp.	64,511	3,892,594
		26,069,452
Packaged Foods & Meats–1.27%
Hershey Co. (The)	46,281	10,203,572
Paper Packaging–1.18%
Avery Dennison Corp.	58,434	9,507,212
Pharmaceuticals–2.03%
Catalent, Inc.(b)	73,591	5,325,045
Royalty Pharma PLC, Class A	274,216	11,017,999
		16,343,044
Property & Casualty Insurance–1.17%
W.R. Berkley Corp.	145,468	9,394,323
Regional Banks–0.71%
East West Bancorp, Inc.	85,273	5,725,229
Research & Consulting Services–2.07%
Booz Allen Hamilton Holding Corp.	76,558	7,070,131
CoStar Group, Inc.(b)	80,453	5,603,551
Equifax, Inc.	23,283	3,991,405
		16,665,087
Restaurants–1.25%
Chipotle Mexican Grill, Inc.(b)	6,690	10,053,464
Shares		Value
Semiconductor Equipment–1.39%
Enphase Energy, Inc.(b)	40,260	$11,170,942
Semiconductors–2.47%
Lattice Semiconductor Corp.(b)	125,396	6,170,737
Monolithic Power Systems, Inc.	37,569	13,652,575
		19,823,312
Soft Drinks–0.52%
Monster Beverage Corp.(b)	48,415	4,210,168
Specialized REITs–2.38%
Extra Space Storage, Inc.	51,449	8,885,757
SBA Communications Corp., Class A	36,070	10,267,325
		19,153,082
Specialty Chemicals–0.64%
Albemarle Corp.	19,481	5,151,556
Specialty Stores–2.82%
Tractor Supply Co.	51,792	9,627,097
Ulta Beauty, Inc.(b)	32,457	13,021,424
		22,648,521
Systems Software–2.98%
Crowdstrike Holdings, Inc., Class A(b)(c)	61,286	10,100,546
Palo Alto Networks, Inc.(b)	84,450	13,832,065
		23,932,611
Trucking–1.00%
Old Dominion Freight Line, Inc.(c)	32,433	8,068,357
Total Common Stocks & Other Equity Interests (Cost $737,575,606)		767,031,874
Money Market Funds–4.81%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	13,619,891	13,619,891
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	9,449,129	9,451,019
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	15,565,590	15,565,590
Total Money Market Funds (Cost $38,634,350)		38,636,500
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.27% (Cost $776,209,956)		805,668,374
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.97%
Invesco Private Government Fund, 3.01%(d)(e)(f)	8,943,243	8,943,243
Invesco Private Prime Fund, 3.11%(d)(e)(f)	23,002,105	23,002,105
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,946,511)		31,945,348
TOTAL INVESTMENTS IN SECURITIES–104.24% (Cost $808,156,467)		837,613,722
OTHER ASSETS LESS LIABILITIES—(4.24)%		(34,071,253)
NET ASSETS–100.00%		$803,542,469
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,063,784	$104,143,237	$(97,587,130)	$-	$-	$13,619,891	$74,537
Invesco Liquid Assets Portfolio, Institutional Class	3,922,616	74,388,027	(68,860,751)	2,151	(1,024)	9,451,019	51,326
Invesco Treasury Portfolio, Institutional Class	8,072,896	119,020,842	(111,528,148)	-	-	15,565,590	79,902
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,102,831	182,900,025	(184,059,613)	-	-	8,943,243	145,614*
Invesco Private Prime Fund	23,573,272	366,090,555	(366,658,540)	(1,163)	(2,019)	23,002,105	410,132*
Total	$52,735,399	$846,542,686	$(828,694,182)	$988	$(3,043)	$70,581,848	$761,511

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$767,031,874	$—	$—	$767,031,874
Money Market Funds	38,636,500	31,945,348	—	70,581,848
Total Investments	$805,668,374	$31,945,348	$—	$837,613,722
Invesco V.I. Discovery Mid Cap Growth Fund